Organization (Tables) - Beijing Guangwang Hetong [Member]	12 Months Ended
Dec. 31, 2018
Condensed Balance Sheet
	December 31, 2018	December 31, 2017

ASSETS
Total Current Assets	$3,996,815	$4,198,367

Total Assets	$3,996,815	$4,198,367

LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	$2,313,403	$2,429,885

Total Liabilities	2,313,403	2,429,885

Total Equity	1,683,412	1,768,482
Total Liabilities and Stockholders' Equity	$3,996,815	$4,198,367

Condensed Income Statement
	For the year ended	For the year ended
	December 31, 2018	December 31, 2017
OPERATING EXPENSES
General and administrative expense	$303	$233
	303	233

LOSS FROM OPERATIONS	(303)	(233)

OTHER INCOME/(EXPENSE)
Interest income	1	2
	(302)	(231)

INCOME TAX	-	-

NET LOSS	$(302)	$(231)

Condensed Cash Flow Statement
	For the year ended December 31, 2018	For the year ended December 31, 2017

Net cash used in operating activities	$(118)	$(159)

Effect of foreign exchange rate changes	(3,495)	3,670

CASH - BEGINNING OF PERIOD	65,557	62,046

CASH - END OF PERIOD	$61,944	$65,557